DERIVATIVE INSTRUMENTS (Details) (Foreign exchange contracts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 17,200
Amount expected to be reclassified to earnings	$ (757)
Estimated period for transfer to earnings	13 months